NOTE 4 - RELATED PARTY: Schedule of Debt (Details) - USD ($)	Sep. 30, 2023	Sep. 29, 2023	Dec. 31, 2022	Dec. 31, 2021
Original Principal Amount	$ 369,000
Due to Related Parties			$ 275,370	$ 0
Notes payable	401,630		275,370	0
Related Party 1
Original Principal Amount	83,366		0
Due to Related Parties	83,366	$ 866	866	866
Notes payable	$ 83,366	866	866	866
Unsecured Debt A | Related Party 1
Debt Instrument, Interest Rate, Effective Percentage	0.00%
Original Principal Amount	$ 866		0
Due to Related Parties	$ 866	866	$ 866	$ 866
Unsecured Debt H | Related Party 1
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Original Principal Amount	$ 82,500
Due to Related Parties	$ 82,500	$ 866